Equity Method Investments - Limited Partnerships (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments
Aggregated Carrying Amount Of Equity Method Investees	¥ 574,929	¥ 341,826
Maximum amount of additional capital commitment	502,661	616,891
Maximum exposures to the losses of the limited partnerships	1,077,590	958,717
Capital Investments	579,492	383,958	¥ 61,000
Return of capital	¥ (358,558)	(146,858)	17,500
Gefei Wenqin
Equity Method Investments
Return of capital			16,000
Gefei Chengyun
Equity Method Investments
Capital Investments			1,000
Return of capital		¥ (18,719)	1,500
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Jiushen
Equity Method Investments
Capital Investments	¥ 17,000	¥ 65,000	35,000
Return of capital	¥ (2,200)
Equity Method Investment, Ownership Percentage	10.00%	10.00%
Jiuchang
Equity Method Investments
Capital Investments			5,000
Return of capital	¥ (2,620)	¥ (2,380)
Equity Method Investment, Ownership Percentage		49.95%
Shiguan
Equity Method Investments
Capital Investments			¥ 20,000
Return of capital	¥ (20,000)
Equity Method Investment, Ownership Percentage	27.60%	27.60%
Jiuchuan
Equity Method Investments
Capital Investments		¥ 16,687
Return of capital	¥ (5,569)
Equity Method Investment, Ownership Percentage	10.00%	10.00%
Decheng
Equity Method Investments
Capital Investments		¥ 463
Equity Method Investment, Ownership Percentage	2.00%	2.00%
Tianye
Equity Method Investments
Capital Investments	¥ 18,455	¥ 25,300
Return of capital	¥ (12,049)
Equity Method Investment, Ownership Percentage	26.00%	26.00%
Qianli
Equity Method Investments
Capital Investments		¥ 2,807
Return of capital	¥ (2,094)	¥ (713)
Equity Method Investment, Ownership Percentage		16.00%
Jiuyi
Equity Method Investments
Capital Investments	127,985	¥ 155,333
Return of capital	¥ (169,152)	¥ (87,853)
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Jiuyu
Equity Method Investments
Capital Investments		¥ 26,000
Return of capital	¥ (19,924)	¥ (6,076)
Equity Method Investment, Ownership Percentage		20.00%
Jiuzhen
Equity Method Investments
Capital Investments	¥ 2,250	¥ 33,000
Return of capital		¥ (31,117)
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Yunde
Equity Method Investments
Capital Investments	¥ 55,935	¥ 50,400
Return of capital	¥ (64,993)
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Deyan
Equity Method Investments
Capital Investments		¥ 8,968
Return of capital	¥ (3,968)
Equity Method Investment, Ownership Percentage	20.00%	20.00%
Detong
Equity Method Investments
Capital Investments	¥ 31,000
Return of capital	¥ (16,184)
Equity Method Investment, Ownership Percentage	40.00%
Derong
Equity Method Investments
Capital Investments	¥ 55,555
Return of capital	¥ (555)
Equity Method Investment, Ownership Percentage	37.00%
Jiushi
Equity Method Investments
Capital Investments	¥ 185,000
Return of capital	¥ (29,250)
Equity Method Investment, Ownership Percentage	40.00%
Qixing
Equity Method Investments
Capital Investments	¥ 8,752
Equity Method Investment, Ownership Percentage	15.70%
Ruokun
Equity Method Investments
Capital Investments	¥ 5,000
Equity Method Investment, Ownership Percentage	20.00%
Deyu
Equity Method Investments
Capital Investments	¥ 70,360
Return of capital	¥ (10,000)
Equity Method Investment, Ownership Percentage	40.00%
Honggeng
Equity Method Investments
Capital Investments	¥ 2,200
Equity Method Investment, Ownership Percentage	20.00%
Shanghai Qinlin Information Technology Co., Ltd
Equity Method Investments
Equity Method Investment, Ownership Percentage			30.00%
Shanghai Gefei Fangdd Asset Management Ltd
Equity Method Investments
Equity Method Investment, Ownership Percentage	40.00%	40.00%		40.00%